Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income (Loss)	$ (11,479)	$ (13,708)	$ (26,413)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,587	2,209	2,497
Impairment of intangible assets	0	0	5,264
Impairment of goodwill	0	0	25,561
Write-down of obsolete inventory	2,817	3,682	6,433
Changes in marketable securities and exchange rate differences	(415)	(318)	(140)
Share-based compensation expense	2,788	3,166	3,353
Deferred taxes, net	84	2,345	(1,885)
Changes in assets and liabilities:
Accounts receivable - trade	2,554	13,257	2,239
Accounts receivable - other	1,722	(1,104)	(138)
Change in liability for employees' severance benefits, net	213	(149)	(395)
Inventories	(14,553)	6,580	29,909
Trade accounts payable	5,287	2,147	(11,508)
Other accounts payable and accrued expenses	7,235	181	(2,852)
Net cash provided by (used in) operating activities	(2,160)	18,288	31,925
Cash flows from investing activities
Investment in short-term bank deposits	(6,000)	0	0
Investment in property, plant and equipment	(1,189)	(932)	(1,122)
Investment in intangible assets	(607)	(365)	(1,092)
Proceeds from maturity of marketable securities	44,952	8,117	4,320
Purchases of marketable securities	(49,578)	(11,100)	(9,623)
Net cash used in investing activities	(12,422)	(4,280)	(7,517)
Cash flows from financing activities
Exercise of options and RSUs	0	0	762
Purchase of treasury shares	(1,659)	(9,881)	(9,320)
Proceeds from reissuance of treasury shares upon exercise of options	0	0	585
Net cash used in financing activities	(1,659)	(9,881)	(7,973)
Effect of exchange rate changes on cash balances held	114	184	(197)
Increase (decrease) in cash and cash equivalents	(16,127)	4,311	16,238
Cash and cash equivalents at beginning of year	51,283	46,972	30,734
Cash and cash equivalents at end of year	35,156	51,283	46,972
Supplementary cash flow information Non-cash transactions:
Additions of right of use assets and lease liabilities	639	2,148	388
Termination of lease agreements	(44)	0	(620)
Investments in property, plant and equipment	44	332	54
Non-cash transactions	$ 639	$ 2,480	$ (178)